FINANCIAL STATEMENTS SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Loss from operations	¥ (6,460,423)	$ (885,074)	¥ (8,178,050)	¥ (7,151,823)
Interest income	171,030	23,430	94,624	112,142
Other (expenses) income, net	(105,849)	(14,500)	50,587	(31,679)
Loss before income tax expense and share of income (loss) in equity method investments	(5,738,175)	(786,126)	(8,288,920)	(7,355,091)
Equity in loss of subsidiaries	124,278	17,026	86,842	(172,787)
Net loss attributable to shareholders of ZEEKR Intelligent Technology Holding Limited	(6,423,570)	(880,025)	(8,346,980)	(7,933,779)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustment, net tax of nil	(40,474)	(5,545)	49,765	14,556
Comprehensive loss attributable to shareholders of ZEEKR Intelligent Technology Holding	(6,464,044)	(885,570)	(8,297,215)	(7,919,223)
Parent | Reportable legal entity
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
General and administrative	(49,702)	(6,809)	(11,237)	(1,800)
Loss from operations	(49,702)	(6,809)	(11,237)	(1,800)
Interest income	36,417	4,989	25,513	6,268
Other (expenses) income, net	20,084	2,752	54,782	1,826
Loss before income tax expense and share of income (loss) in equity method investments	6,799	932	69,058	6,294
Equity in loss of subsidiaries	(6,430,369)	(880,957)	(8,416,038)	(7,940,073)
Net loss attributable to shareholders of ZEEKR Intelligent Technology Holding Limited	(6,423,570)	(880,025)	(8,346,980)	(7,933,779)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustment, net tax of nil	(40,474)	(5,545)	49,765	14,556
Total other comprehensive income (loss)	(40,474)	(5,545)	49,765	14,556
Comprehensive loss attributable to shareholders of ZEEKR Intelligent Technology Holding	¥ (6,464,044)	$ (885,570)	¥ (8,297,215)	¥ (7,919,223)